Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Details) - Foreign Exchange Rate Risk [Member]	9 Months Ended
Jul. 31, 2025 USD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Cash and cash equivalents	$ 116,250
Other receivables	28,725
Accounts payable and accrued liabilities	(65,080)
Due to related parties	(39,820)
Total foreign currency financial assets and liabilities	40,075
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 4,008